DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS * Closing of business combination (Details) - USD ($)		1 Months Ended	9 Months Ended
	Oct. 08, 2020	Jul. 31, 2020	Sep. 30, 2020	Oct. 09, 2020	Dec. 31, 2019
Gross proceeds from convertible notes			$ 1,500,000
Class A common stock
Shares issued (in shares)		2,050,000
Common stock issued			4,996,140	667,461,269	0
Common stock outstanding			4,996,140	667,461,269	0
Treasury shares				9,094,876
Common PIPE Investment | Convertible notes
Aggregate principal amount	$ 1,300,000,000
Gross proceeds from convertible notes	$ 1,267,500,000
Common PIPE Investment | Class A common stock
Shares issued (in shares)	132,050,000
Warrants to purchase shares of the common stock	6,500,000
Aggregate commitment	$ 1,300,000,000